Boston Partners Emerging Markets Dynamic Equity Fund
Schedule of Investments
November 30, 2024 (Unaudited)

COMMON STOCKS - 55.0%	Shares	Value
Austria - 0.8%
Erste Group Bank AG	9,025	$495,385

Brazil - 7.3%
BRF SA	107,600	441,717
Cury Construtora e Incorporadora SA	19,100	64,537
Embraer SA (a)	28,500	272,362
Itau Unibanco Holding SA - ADR (b)	182,803	979,824
JBS SA	47,700	293,012
Localiza Rent a Car SA	171,900	1,050,519
Lojas Renner SA	117,400	289,363
Marfrig Global Foods SA (a)	80,500	247,649
Suzano SA	42,400	437,967
TIM SA	91,500	235,715
		4,312,665

Chile - 0.9%
Cencosud SA	98,645	207,630
Sociedad Quimica y Minera de Chile SA - SP ADR - ADR (b)	7,681	295,411
		503,041

China - 13.6%
Angel Yeast Co. Ltd. - Class A (b)	46,600	223,168
Chongqing Baiya Sanitary Products Co. Ltd. - Class A (b)	100,400	359,797
Contemporary Amperex Technology Co. Ltd. - Class A (b)	27,900	1,016,847
Ginlong Technologies Co. Ltd. - Class A (b)	9,000	85,125
Hangzhou Chang Chuan Technology Co. Ltd. - Class A (b)	25,600	162,899
Hangzhou Great Star Industrial Co. Ltd. - Class A (b)	179,400	695,693
Hongfa Technology Co. Ltd. - Class A (b)	132,900	608,582
Hoymiles Power Electronics, Inc. - Class A (b)	4,749	82,744
JD.com, Inc. - ADR (b)	11,801	441,121
Ningbo Deye Technology Co. Ltd. - Class A (b)	10,100	121,026
Quectel Wireless Solutions Co. Ltd. - Class A (b)	39,900	277,309
Shenzhen Topband Co. Ltd. - Class A (b)	318,600	548,871
Sunwoda Electronic Co. Ltd. - Class A (b)	182,200	580,655
WuXi AppTec Co. Ltd. - Class A (b)	53,600	373,841
Wuxi NCE Power Co. Ltd. - Class A (b)	121,300	589,768
Yunnan Yuntianhua Co. Ltd. - Class A (b)	250,500	763,446
Zhejiang Jingxin Pharmaceutical Co. Ltd. - Class A (b)	303,300	545,765
Zhejiang NHU Co. Ltd. - Class A (b)	201,200	606,772
		8,083,429

Cyprus - 0.0%(c)
Fix Price Group PLC - GDR (d)	21,704	0

Greece - 0.3%
Hellenic Telecommunications Organization SA	11,210	177,146

Hungary - 0.1%
Richter Gedeon Nyrt	2,850	75,808

India - 2.4%
Bandhan Bank Ltd. (e)	50,802	101,861
Chambal Fertilisers and Chemicals Ltd.	28,541	174,600
Natco Pharma Ltd.	7,259	118,366
UPL Ltd.	33,726	218,037
Wipro Ltd.	68,429	469,583
Wipro Ltd. - ADR - ADR (b)	46,465	324,790
		1,407,237

Malaysia - 2.1%
AMMB Holdings Bhd	362,000	439,005
CIMB Group Holdings Bhd	345,700	641,578
RHB Bank Bhd	125,500	190,888
		1,271,471

Mexico - 5.4%
America Movil SAB de CV (a)	1,972,100	1,466,502
Fibra Uno Administracion SAB de CV	135,500	141,760
Genomma Lab Internacional SAB de CV - Class B	94,600	126,055
Gruma SAB de CV - Class B	9,325	159,700
Grupo Comercial Chedraui SAB de CV	55,200	352,078
Kimberly-Clark de Mexico SAB de CV - Class A	169,700	231,396
Prologis Property Mexico SAB de CV	237,000	708,343
		3,185,834

Netherlands - 0.2%
NEPI Rockcastle NV	18,810	145,917

Portugal - 0.6%
Jeronimo Martins SGPS SA	18,921	368,703

Saudi Arabia - 4.0%
Al Rajhi Bank	46,122	1,118,909
Jarir Marketing Co.	52,206	176,678
Riyad Bank	105,538	737,685
SABIC Agri-Nutrients Co.	11,864	349,997
		2,383,269

South Africa - 2.5%
Life Healthcare Group Holdings Ltd.	153,858	142,447
Mr Price Group Ltd.	8,033	128,734
Nedbank Group Ltd.	17,864	287,520
Standard Bank Group Ltd.	34,590	454,794
Vodacom Group Ltd.	78,822	446,095
		1,459,590

South Korea - 3.2%
Chunbo Co. Ltd. (a)	2,918	86,248
Hyundai Rotem Co. Ltd.	13,074	477,275
KEPCO Plant Service & Engineering Co. Ltd.	6,538	220,891
KT Corp. - ADR (b)	18,017	327,009
Samsung Fire & Marine Insurance Co. Ltd.	1,865	527,641
Shinhan Financial Group Co. Ltd. - ADR (b)	7,145	275,654
		1,914,718

Taiwan - 3.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	18,000	560,890
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (b)	8,167	1,508,118
Yang Ming Marine Transport Corp.	81,000	183,569
		2,252,577

Thailand - 5.5%
Charoen Pokphand Foods PCL - NVDR	651,400	455,053
Com7 PCL - NVDR	700,500	543,198
CP ALL PCL - NVDR	355,800	636,561
Indorama Ventures PCL - NVDR	386,500	282,113
Kasikornbank PCL - NVDR	209,500	920,455
Thai Beverage PCL	968,800	409,218
		3,246,598

United Arab Emirates - 1.7%
Abu Dhabi Commercial Bank PJSC	139,549	380,799
Abu Dhabi Islamic Bank PJSC	111,136	395,158
Emaar Properties PJSC	93,106	242,214
		1,018,171

United Kingdom - 0.6%
Hikma Pharmaceuticals PLC	13,515	330,945
TOTAL COMMON STOCKS (Cost $31,739,709)		32,632,504

RIGHTS - 0.0%(c)	Shares	Value
India - 0.0%(c)
UPL Ltd., Expires 12/18/2024, Exercise Price $360.00 (a)	8,572	18,768
TOTAL RIGHTS (Cost $19,105)		18,768

SHORT-TERM INVESTMENTS - 13.2%		Value
Money Market Funds - 13.2%	Shares
BlackRock Liquidity Funds Treasury Trust Fund Portfolio - Class Institutional, 4.53% (b)(f)	1,962,264	1,962,264
Federated Hermes U.S. Treasury Cash Reserves - Class Institutional, 4.49% (b)(f)	1,962,265	1,962,265
Fidelity Treasury Portfolio - Class I, 4.51% (b)(f)	1,962,265	1,962,265
Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Class Institutional, 4.50% (b)(f)	1,962,265	1,962,265
TOTAL SHORT-TERM INVESTMENTS (Cost $7,849,059)		7,849,059

TOTAL INVESTMENTS - 68.2% (Cost $39,607,873)		40,500,331
Other Assets in Excess of Liabilities - 31.8%		18,861,035
TOTAL NET ASSETS - 100.0%		$59,361,366
two		–%
Percentages are stated as a percent of net assets.		–%

ADR - American Depositary Receipt
AG - Aktiengesellschaft
GDR - Global Depositary Receipt
NV - Naamloze Vennootschap
NVDR - Non-Voting Depositary Receipt
PCL - Public Company Limited
PJSC - Public Joint Stock Company
PLC - Public Limited Company
SA - Sociedad Anónima
SAB de CV - Sociedad Anónima Bursátil de Capital Variable

(a)	Non-income producing security.
(b)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of November 30, 2024 is $19,600,744 which represented 33.0% of net assets.
(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of November 30, 2024.

(e)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of November 30, 2024, the value of these securities total $101,861 or 0.2% of the Fund’s net assets.

(f)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.

Boston Partners Emerging Markets Dynamic Equity Fund
Schedule of Securities Sold Short
November 30, 2024 (Unaudited)

COMMON STOCKS - (1.2)%	Shares	Value
Greece - (0.9)%
Metlen Energy & Metals SA	(16,000)	$(527,063)

South Korea - (0.3)%
Hyundai Motor Co. - GDR	(3,189)	(177,962)
TOTAL COMMON STOCKS (Proceeds $804,369)		(705,025)

TOTAL SECURITIES SOLD SHORT - (1.2)% (Proceeds $804,369)		$(705,025)

Percentages are stated as a percent of net assets.

Boston Partners Emerging Markets Dynamic Equity Fund
Schedule of Contracts for Difference
November 30, 2024 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Value/ Unrealized Appreciation (Depreciation)
AAC Technologies Holdings, Inc.	Morgan Stanley	Receive	1 mo. HIBOR HKD + 0.50%	Termination	07/30/2027	HKD	$2,152,500	$43,753
Alibaba Group Holding Ltd.	Goldman Sachs	Receive	1 mo. HIBOR HKD + 0.50%	Termination	08/02/2027	HKD	6,842,570	32,982
Alpek SAB de CV	Morgan Stanley	Receive	EFFR + 0.65%	Termination	12/02/2025		46,753	(8,862)
Alpek SAB de CV	Morgan Stanley	Receive	EFFR + 0.65%	Termination	11/23/2026		273,348	(65,127)
BYD Co. Ltd.	Morgan Stanley	Receive	HONIA + 0.55%	Termination	11/18/2027	HKD	3,170,000	(38,581)
Chervon Holdings Ltd.	Goldman Sachs	Receive	1 mo. HIBOR HKD + 0.50%	Termination	01/19/2027	HKD	1,034,560	(41,879)
China Feihe Ltd.	Goldman Sachs	Receive	1 mo. HIBOR HKD + 0.50%	Termination	09/13/2027	HKD	4,377,720	51,914
Coca-Cola Femsa SAB de CV	Goldman Sachs	Receive	EFFR + 0.40%	Termination	08/06/2027		337,233	(26,865)
Controladora Vuela Cia de Aviacion SAB de CV	J.P. Morgan Securities, Inc.	Receive	EFFR + 0.60%	Termination	06/07/2027		286,575	11,198
Coway Co. Ltd.	Morgan Stanley	Receive	EFFR + 0.63%	Termination	09/13/2027		571,774	(33,794)
DBS Group Holdings Ltd.	Goldman Sachs	Receive	SORA + 1.00%	Termination	12/08/2025	SGD	431,772	63,435
DBS Group Holdings Ltd.	Morgan Stanley	Receive	SORA + 6.88%	Termination	10/22/2027	SGD	1,217,741	28,357
Detsky Mir PJSC	Goldman Sachs	Receive	EFFR + 0.85%	Monthly	09/18/2025		0	(158,287)
Eva Airways Corp.	Morgan Stanley	Receive	EFFR + 0.65%	Termination	11/11/2027		331,295	24,348
Geely Automobile Holdings Ltd.	Goldman Sachs	Receive	1 mo. HIBOR HKD + 0.50%	Termination	08/30/2027	HKD	7,886,340	255,040
Genius Electronic Optical Co. Ltd.	Morgan Stanley	Receive	EFFR + 0.65%	Termination	10/28/2027		137,149	(7,508)
Genomma Lab Internacional SAB de CV	J.P. Morgan Securities, Inc.	Receive	OBFR + 0.60%	Termination	08/06/2027		205,340	57,147
Goldwind Science & Technology Co. Ltd.	Morgan Stanley	Receive	HONIA + 0.55%	Termination	09/09/2027	HKD	5,474,484	239,148
Great Wall Motor Co. Ltd.	Morgan Stanley	Receive	HONIA + 0.55%	Termination	11/18/2027	HKD	3,206,250	(39,326)
Grupo Bimbo SAB de CV	Morgan Stanley	Receive	EFFR + 0.65%	Termination	08/02/2027		300,124	(50,747)
Hana Financial Group, Inc.	Morgan Stanley	Receive	EFFR + 0.63%	Termination	11/15/2027		454,139	11,921
HeadHunter Group PLC	Morgan Stanley	Receive	EFFR + 0.55%	Monthly	09/23/2026		0	(116,107)
Hite Jinro Co. Ltd.	Morgan Stanley	Receive	EFFR + 0.63%	Termination	09/06/2027		285,383	(11,943)
Hypera SA	J.P. Morgan Securities, Inc.	Receive	OBFR + 0.60%	Termination	08/09/2027		101,625	(54,558)
Hyundai Glovis Co. Ltd.	Goldman Sachs	Receive	EFFR + 0.65%	Termination	07/12/2027		500,799	2,715
Hyundai Mobis Co. Ltd.	Morgan Stanley	Receive	EFFR + 0.63%	Termination	11/04/2027		685,684	(18,483)
ICL Group Ltd.	Goldman Sachs	Receive	TELBOR + 0.70%	Termination	08/25/2027	ILS	2,087,868	13,070
J&T Global Express Ltd.	Morgan Stanley	Receive	HONIA + 0.55%	Termination	11/18/2027	HKD	1,769,520	(12,207)
JBS S/A	Morgan Stanley	Receive	EFFR + 0.63%	Termination	07/26/2027		156,027	26,119
JD Logistics, Inc.	Morgan Stanley	Receive	HONIA + 0.55%	Termination	10/25/2027	HKD	8,159,300	(91,797)
Korea Electric Power Corp.	Morgan Stanley	Receive	EFFR + 0.63%	Termination	11/25/2027		178,670	597
Korean Air Lines Co. Ltd.	Morgan Stanley	Receive	EFFR + 0.63%	Termination	07/29/2027		1,057,383	132,916
Krafton, Inc.	Goldman Sachs	Receive	EFFR + 0.65%	Termination	08/02/2027		131,505	(21,198)
KT Corp.	Morgan Stanley	Receive	EFFR + 0.63%	Termination	08/09/2027		212,578	50,932
KT Corp.	Morgan Stanley	Receive	EFFR + 0.40%	Termination	09/20/2027		535,734	79,696
Lojas Renner SA	Morgan Stanley	Receive	EFFR + 0.63%	Termination	12/02/2025		261,512	(108,944)
Lojas Renner SA	Morgan Stanley	Receive	EFFR + 0.63%	Termination	04/30/2027		100,316	(26,871)
Millicom International Cellular SA	Goldman Sachs	Receive	STIB1D INDEX + 1.00%	Termination	08/23/2027	SEK	876,882	(1,371)
Mosaic Co.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	11/10/2026		167,995	(50,793)
NAVER Corp.	Morgan Stanley	Receive	EFFR + 0.63%	Termination	11/01/2027		1,992,099	208,113
Nien Made Enterprise Co. Ltd.	Goldman Sachs	Receive	EFFR + 0.65%	Termination	09/24/2027		110,827	(36,695)
Ninebot Ltd.	Goldman Sachs	Receive	EFFR + 0.90%	Termination	09/20/2027		434,969	(24,778)
Oversea-Chinese Banking Corp. Ltd.	Morgan Stanley	Receive	SORA + 6.88%	Termination	09/16/2027	SGD	1,642,652	34,603
Pharmaron Beijing Co. Ltd.	Morgan Stanley	Receive	HONIA + 0.55%	Termination	09/23/2027	HKD	1,975,654	62,855
Rede D'Or Sao Luiz SA	J.P. Morgan Securities, Inc.	Receive	OBFR + 0.60%	Termination	06/14/2027		591,702	(91,353)
Samsung Electronics Co. Ltd.	Goldman Sachs	Receive	SONIA + 0.40%	Termination	03/30/2026		140,283	(60,990)
Sberbank of Russia PJSC	Goldman Sachs	Receive	EFFR + 0.96%	Monthly	09/16/2025		0	(1,057)
Silergy Corp.	Goldman Sachs	Receive	EFFR + 0.65%	Termination	08/02/2027		116,784	(29,967)
Sino Biopharmaceutical Ltd.	Morgan Stanley	Receive	1 mo. HIBOR HKD + 0.50%	Termination	08/06/2027	HKD	1,108,250	19,312
SK Telecom Co. Ltd.	Goldman Sachs	Receive	EFFR + 0.65%	Termination	08/02/2027		648,748	38,586
STO Express Co. Ltd.	HSBC Bank	Receive	SOFR + 0.85%	Termination	07/05/2027		374,763	53,102
Sunny Optical Technology Group Co. Ltd.	Goldman Sachs	Receive	1 mo. HIBOR HKD + 0.50%	Termination	07/30/2027	HKD	1,970,335	63,442
Taiwan Semiconductor Manufacturing Co. Ltd.	Morgan Stanley	Receive	EFFR + 0.65%	Termination	10/14/2027		950,528	(48,936)
Techtronic Industries Co. Ltd.	Goldman Sachs	Receive	1 mo. HIBOR HKD + 0.50%	Termination	01/19/2027	HKD	8,329,600	226,367
Tencent Holdings Ltd.	Goldman Sachs	Receive	1 mo. HIBOR HKD + 0.50%	Termination	08/23/2027	HKD	6,726,200	(8,560)
Teva Pharmaceutical Industries Ltd.	Morgan Stanley	Receive	EFFR + 0.40%	Termination	09/23/2026		49,048	(1,500)
Tingyi Cayman Islands Holding Corp.	Morgan Stanley	Receive	HONIA + 0.55%	Termination	09/13/2027	HKD	1,852,500	(20,037)
Tongcheng Travel Holdings Ltd.	Morgan Stanley	Receive	HONIA + 0.55%	Termination	12/02/2027	HKD	2,315,560	(2,521)
WH Group Ltd.	Goldman Sachs	Receive	1 mo. HIBOR HKD + 0.50%	Termination	07/30/2027	HKD	8,850,865	127,234
WuXi AppTec Co. Ltd.	Goldman Sachs	Receive	1 mo. HIBOR HKD + 0.50%	Termination	09/23/2027	HKD	4,907,315	17,675
								$664,937

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Value/ Unrealized Appreciation (Depreciation)
Accton Technology Corp.	Goldman Sachs	Pay	EFFR + (1.25)%	Termination	03/19/2027		(121,356)	(24,676)
Acer, Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.60)%	Termination	11/16/2026		(488,229)	(33,008)
Adient PLC	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	08/13/2027		(219,184)	19,197
Adient PLC	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/23/2027		(209,934)	29,401
Advantech Co. Ltd.	Goldman Sachs	Pay	EFFR + (1.25)%	Termination	10/13/2026		(154,927)	(4,201)
Aerospace Industrial Development Corp.	Goldman Sachs	Pay	EFFR + (1.25)%	Termination	08/23/2027		(196,146)	30,808
Aerospace Industrial Development Corp.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.60)%	Termination	02/22/2027		(58,314)	7,714
Airports of Thailand PCL	Goldman Sachs	Pay	EFFR + (0.65)%	Termination	08/16/2027		(543,424)	(34,847)
Airtac International Group	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.60)%	Termination	08/09/2027		(316,165)	(17,270)
AKR Corporindo Tbk PT	Bank of America	Pay	EFFR + (3.00)%	Termination	02/22/2027		(8,003)	1,062
AKR Corporindo Tbk PT	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.60)%	Termination	04/05/2027		(95,877)	37,889
AKR Corporindo Tbk PT	Morgan Stanley	Pay	EFFR + (0.75)%	Termination	08/12/2027		(7,879)	1,394
Al Hammadi Co. for Development and Investment	J.P. Morgan Securities, Inc.	Pay	EFFR + (0.35)%	Termination	08/23/2027		(357,188)	24,740
Amorepacific Corp.	Goldman Sachs	Pay	EFFR + (0.37)%	Termination	12/08/2025		(306,165)	103,736
Antofagasta PLC	Goldman Sachs	Pay	SONIA + (0.40)%	Termination	09/03/2027	GBP	(145,564)	16,415
Arabian Contracting Services Co.	J.P. Morgan Securities, Inc.	Pay	EFFR + (0.35)%	Termination	11/10/2027		(99,165)	4,698
ASMedia Technology, Inc.	Morgan Stanley	Pay	EFFR + (1.25)%	Termination	08/27/2027		(248,592)	(9,261)
ASPEED Technology, Inc.	Morgan Stanley	Pay	EFFR + (1.25)%	Termination	11/25/2027		(377,274)	15,315
Axis Bank Ltd.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/11/2027		(531,444)	9,542
Bid Corp. Ltd.	Morgan Stanley	Pay	South Africa Rand Overnight Deposit Rate + (0.75)%	Termination	08/06/2027	ZAR	(7,745,883)	466
Bora Pharmaceuticals Co. Ltd.	Goldman Sachs	Pay	EFFR + (1.25)%	Termination	07/23/2027		(132,377)	(21,091)
Budimex SA	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/23/2027		(337,714)	111,569
Budweiser Brewing Co. APAC Ltd.	Goldman Sachs	Pay	HONIA + (0.50)%	Termination	02/22/2027	HKD	(3,361,820)	274,904
Budweiser Brewing Co. APAC Ltd.	Morgan Stanley	Pay	HONIA + (0.50)%	Termination	05/10/2027	HKD	(216,820)	14,107
Camtek Ltd.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	02/16/2026		(68,615)	(16,533)
Camtek Ltd.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	04/14/2026		(387,326)	39,704
Cemex SAB de CV	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	08/05/2027		(281,614)	26,427
Central Retail Corp. PCL	HSBC Bank	Pay	SOFR + (0.80)%	Termination	02/22/2027		(226,703)	(4,605)
Chenbro Micom Co. Ltd.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.60)%	Termination	08/09/2027		(266,909)	(31,534)
China Coal Energy Co. Ltd.	Goldman Sachs	Pay	HONIA + (0.50)%	Termination	07/28/2026	HKD	(1,762,930)	(101,355)
China Motor Corp.	Goldman Sachs	Pay	EFFR + (1.25)%	Termination	09/13/2027		(101,213)	(15,831)
China Shenhua Energy Co. Ltd.	Goldman Sachs	Pay	HONIA + (0.50)%	Termination	07/28/2026	HKD	(1,642,200)	(67,176)
Chunbo Co. Ltd.	Goldman Sachs	Pay	EFFR + (0.37)%	Termination	12/12/2025		(19,380)	100,406
Chunbo Co. Ltd.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.50)%	Termination	08/07/2026		(12,890)	44,872
Chunbo Co. Ltd.	Morgan Stanley	Pay	EFFR + (0.62)%	Termination	12/08/2025		(53,803)	280,020
Cie Financiere Richemont SA	Morgan Stanley	Pay	SARON + 0.35%	Termination	08/12/2027	CHF	(360,002)	4,847
Compal Electronics, Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.60)%	Termination	11/13/2026		(207,602)	(29,447)
Corp. Inmobiliaria Vesta SAB de CV	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.75)%	Termination	08/09/2027		(197,275)	40,445
COSCO SHIPPING Energy Transportation Co. Ltd.	HSBC Bank	Pay	1 mo. HIBOR HKD + (0.35)%	Termination	04/02/2027	HKD	(2,526,180)	94,530
COSCO SHIPPING Energy Transportation Co. Ltd.	Morgan Stanley	Pay	HONIA + (0.55)%	Termination	09/13/2027	HKD	(1,102,980)	30,690
Cowell e Holdings, Inc.	Goldman Sachs	Pay	HONIA + (0.50)%	Termination	04/09/2027	HKD	(301,800)	(13,401)
Cowell e Holdings, Inc.	Morgan Stanley	Pay	HONIA + (0.50)%	Termination	08/27/2027	HKD	(1,257,500)	(12,204)
CSPC Innovation Pharmaceutical Co. Ltd.	Bank of America	Pay	EFFR + (0.90)%	Termination	09/20/2027		(54,000)	(9,472)
CSPC Innovation Pharmaceutical Co. Ltd.	Morgan Stanley	Pay	EFFR + (0.62)%	Termination	05/13/2027		(105,241)	8,814
Delta Electronics, Inc.	Goldman Sachs	Pay	EFFR + (1.25)%	Termination	11/25/2027		(211,126)	(3,298)
Dr Reddy's Laboratories Ltd.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/29/2027		(175,251)	(130)
E Ink Holdings, Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.60)%	Termination	11/25/2027		(432,534)	2,234
EcoPro BM Co. Ltd.	Goldman Sachs	Pay	EFFR + (0.37)%	Termination	05/04/2026		(163,688)	143,836
EcoPro Co. Ltd.	Goldman Sachs	Pay	EFFR + (0.37)%	Termination	11/09/2026		(68,460)	49,450
Elan Microelectronics Corp.	Goldman Sachs	Pay	EFFR + (1.25)%	Termination	02/22/2027		(234,523)	(17,588)
Elite Material Co. Ltd.	Goldman Sachs	Pay	EFFR + (1.25)%	Termination	02/22/2027		(230,767)	(14,822)
Elite Material Co. Ltd.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.60)%	Termination	11/13/2026		(115,383)	(15,166)
Estun Automation Co. Ltd.	Bank of America	Pay	EFFR + (0.90)%	Termination	09/06/2027		(55,448)	(17,629)
Estun Automation Co. Ltd.	HSBC Bank	Pay	SOFR + (0.85)%	Termination	09/02/2027		(9,829)	(3,229)
Estun Automation Co. Ltd.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.30)%	Termination	08/16/2027		(36,797)	(11,702)
Faraday Technology Corp.	Goldman Sachs	Pay	EFFR + (1.25)%	Termination	12/08/2025		(27,337)	6,727
Faraday Technology Corp.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.60)%	Termination	08/06/2027		(88,846)	27,349
Faraday Technology Corp.	Morgan Stanley	Pay	EFFR + (1.25)%	Termination	12/10/2025		(136,687)	13,031
Faraday Technology Corp.	Morgan Stanley	Pay	EFFR + (1.25)%	Termination	05/06/2027		(134,350)	38,320
Fortune Electric Co. Ltd.	Goldman Sachs	Pay	EFFR + (1.25)%	Termination	09/13/2027		(237,047)	(782)
Fortune Electric Co. Ltd.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.60)%	Termination	08/12/2027		(135,455)	9,637
Fortune Electric Co. Ltd.	Morgan Stanley	Pay	EFFR + (1.25)%	Termination	08/27/2027		(84,660)	20,022
Fositek Corp.	Morgan Stanley	Pay	EFFR + (1.25)%	Termination	05/06/2027		(222,147)	(54,487)
Gamuda Bhd	HSBC Bank	Pay	SOFR + (0.85)%	Termination	05/06/2027		(109,087)	(47,890)
Global Unichip Corp.	Goldman Sachs	Pay	EFFR + (1.25)%	Termination	11/13/2026		(146,538)	19,065
Global Unichip Corp.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.60)%	Termination	05/10/2027		(36,635)	2,949
Gold Circuit Electronics Ltd.	Morgan Stanley	Pay	EFFR + (1.25)%	Termination	11/25/2027		(445,433)	(809)
Great Tree Pharmacy Co. Ltd.	Goldman Sachs	Pay	EFFR + (1.25)%	Termination	10/19/2026		(122,879)	(2,395)
Grupo Aeroportuario del Sureste SAB de CV	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	08/23/2027		(245,572)	16,056
Guanghui Energy Co. Ltd.	Bank of America	Pay	EFFR + (0.90)%	Termination	09/14/2026		(271,653)	(96,597)
Guanghui Energy Co. Ltd.	Goldman Sachs	Pay	EFFR + (0.90)%	Termination	09/11/2026		(106,810)	(25,706)
Hansol Chemical Co. Ltd.	Goldman Sachs	Pay	EFFR + (0.37)%	Termination	12/12/2025		(68,889)	89,256
Hansol Chemical Co. Ltd.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.50)%	Termination	08/07/2026		(30,434)	37,581
Hansol Chemical Co. Ltd.	Morgan Stanley	Pay	EFFR + (0.62)%	Termination	12/08/2025		(117,226)	156,159
Hanwha Solutions Corp.	Goldman Sachs	Pay	EFFR + (0.37)%	Termination	11/09/2026		(91,119)	100,006
Hanwha Solutions Corp.	Morgan Stanley	Pay	EFFR + (0.62)%	Termination	10/20/2026		(48,868)	54,484
Hon Hai Precision Industry Co. Ltd.	Morgan Stanley	Pay	EFFR + (1.25)%	Termination	11/25/2027		(282,871)	8,222
Hyundai Motor Co.	Goldman Sachs	Pay	EFFR + (0.37)%	Termination	04/14/2026		(1,410)	(96)
Hyundai Motor Co.	Morgan Stanley	Pay	EFFR + (0.62)%	Termination	12/08/2025		(164,770)	(33,408)
ICICI Bank Ltd.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	10/28/2027		(96,691)	(2,544)
Jiumaojiu International Holdings Ltd.	Goldman Sachs	Pay	HONIA + (0.50)%	Termination	10/19/2026	HKD	(156,980)	30,123
Jiumaojiu International Holdings Ltd.	J.P. Morgan Securities, Inc.	Pay	HONIA + (0.40)%	Termination	11/10/2026	HKD	(708,080)	154,497
Jiumaojiu International Holdings Ltd.	Morgan Stanley	Pay	HONIA + (0.50)%	Termination	07/30/2027	HKD	(1,710,080)	(38,527)
JUMBO SA	Morgan Stanley	Pay	EONIA + (0.40)%	Termination	08/16/2027	EUR	(434,886)	(29,684)
Kakao Games Corp.	Goldman Sachs	Pay	EFFR + (0.37)%	Termination	10/19/2026		(206,005)	69,987
Kia Corp.	Morgan Stanley	Pay	EFFR + (0.62)%	Termination	12/08/2025		(108,679)	(26,122)
King Slide Works Co. Ltd.	Goldman Sachs	Pay	EFFR + (1.25)%	Termination	08/09/2027		(134,840)	(37,313)
Kum Yang Co. Ltd.	Goldman Sachs	Pay	EFFR + (0.37)%	Termination	11/09/2026		(37,598)	68,981
Land & Houses PCL	Morgan Stanley	Pay	EFFR + (1.55)%	Termination	08/26/2027		(146,897)	(12,767)
Lasertec Corp.	Goldman Sachs	Pay	TONA + (0.45)%	Termination	08/06/2027	JPY	(18,084,000)	52,204
Lasertec Corp.	HSBC Bank	Pay	TONA + (0.43)%	Termination	08/07/2026	JPY	(8,220,000)	15,033
Lattice Semiconductor Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/20/2027		(171,499)	(36,016)
Leejam Sports Co. JSC	J.P. Morgan Securities, Inc.	Pay	EFFR + (0.35)%	Termination	11/10/2027		(112,051)	4,258
Leejam Sports Co. JSC	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/12/2026		(291,828)	4,796
Leejam Sports Co. JSC	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	03/01/2027		(93,207)	14,073
Legend Biotech Corp.	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	12/07/2026		(86,875)	10,392
LG Energy Solution Ltd.	Goldman Sachs	Pay	EFFR + (0.37)%	Termination	10/19/2026		(337,732)	97,959
LG H&H Co. Ltd.	Goldman Sachs	Pay	EFFR + (0.37)%	Termination	12/08/2025		(166,039)	195,992
Lotes Co. Ltd.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.60)%	Termination	09/10/2027		(110,212)	(22,091)
Lotus Pharmaceutical Co. Ltd.	Goldman Sachs	Pay	EFFR + (1.25)%	Termination	08/23/2027		(125,635)	(3,302)
MediaTek, Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.60)%	Termination	08/09/2027		(154,542)	(1,330)
Melco Resorts & Entertainment Ltd.	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	08/23/2027		(55,167)	(6,583)
Melco Resorts & Entertainment Ltd.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	04/05/2027		(117,403)	4,001
MGI Tech Co. Ltd.	Bank of America	Pay	EFFR + (0.90)%	Termination	04/09/2027		(143,043)	1,455
MGI Tech Co. Ltd.	HSBC Bank	Pay	SOFR + (0.85)%	Termination	05/10/2027		(2,649)	624
MGI Tech Co. Ltd.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.30)%	Termination	04/23/2027		(27,814)	304
MGI Tech Co. Ltd.	Morgan Stanley	Pay	EFFR + (0.62)%	Termination	05/13/2027		(37,860)	3,834
Middle East Healthcare Co.	J.P. Morgan Securities, Inc.	Pay	EFFR + (0.35)%	Termination	10/11/2027		(158,636)	4,226
Middle East Healthcare Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/12/2026		(19,732)	483
Mitra Adiperkasa Tbk PT	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.60)%	Termination	04/05/2027		(288,321)	(20,149)
Mitra Adiperkasa Tbk PT	Morgan Stanley	Pay	EFFR + (0.75)%	Termination	02/23/2027		(57,294)	(183)
Nanya Technology Corp.	Morgan Stanley	Pay	EFFR + (1.25)%	Termination	08/16/2027		(427,354)	220,708
NetEase, Inc.	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	09/13/2027		(305,655)	(29,450)
Nova Ltd.	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	10/19/2026		(500,930)	(33,358)
Novatek Microelectronics Corp.	Goldman Sachs	Pay	EFFR + (1.25)%	Termination	11/13/2026		(506,603)	9,768
Novatek Microelectronics Corp.	Morgan Stanley	Pay	EFFR + (1.25)%	Termination	08/06/2027		(283,102)	8,557
Nuvoton Technology Corp.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.60)%	Termination	05/10/2027		(220,829)	(21,551)
Ozon Holdings PLC	Goldman Sachs	Pay	EFFR + (0.25)%	Monthly	09/16/2025		0	314,151
Pegatron Corp.	Goldman Sachs	Pay	EFFR + (1.25)%	Termination	11/25/2027		(290,306)	3,592
Pegavision Corp.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.60)%	Termination	08/09/2027		(299,757)	8,576
Pegavision Corp.	Morgan Stanley	Pay	EFFR + (1.25)%	Termination	09/13/2027		(195,995)	10,734
Perfect World Co. Ltd.	Morgan Stanley	Pay	EFFR + (0.62)%	Termination	08/13/2027		(165,406)	(67,047)
PharmaEssentia Corp.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.60)%	Termination	11/29/2027		(143,090)	(1,379)
Phison Electronics Corp.	Goldman Sachs	Pay	EFFR + (1.25)%	Termination	08/09/2027		(468,845)	23,205
Pingdingshan Tianan Coal Mining Co. Ltd.	Goldman Sachs	Pay	EFFR + (0.90)%	Termination	10/16/2026		(66,810)	(14,138)
Pingdingshan Tianan Coal Mining Co. Ltd.	Morgan Stanley	Pay	EFFR + (0.62)%	Termination	07/31/2026		(69,652)	(24,375)
POSCO Future M Co. Ltd.	Bank of America	Pay	EFFR + (0.40)%	Termination	11/09/2026		(113,380)	60,094
POSCO Future M Co. Ltd.	Goldman Sachs	Pay	EFFR + (0.37)%	Termination	10/19/2026		(71,017)	74,044
Quanta Computer, Inc.	Morgan Stanley	Pay	EFFR + (1.25)%	Termination	11/25/2027		(376,258)	(346)
Raia Drogasil SA	Goldman Sachs	Pay	EFFR + (10.25)%	Termination	03/18/2027		(351,938)	70,478
Realtek Semiconductor Corp.	Goldman Sachs	Pay	EFFR + (1.25)%	Termination	11/05/2027		(146,538)	(5,098)
Realtek Semiconductor Corp.	Morgan Stanley	Pay	EFFR + (1.25)%	Termination	10/15/2027		(366,345)	7,315
Reliance Industries Ltd.	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	08/09/2027		(427,045)	74,801
Remegen Co. Ltd.	Goldman Sachs	Pay	HONIA + (0.50)%	Termination	04/19/2027	HKD	(737,040)	(31,710)
Rohm Co. Ltd.	Goldman Sachs	Pay	TONA + (0.45)%	Termination	06/04/2027	JPY	(28,943,000)	79,156
Santander Bank Polska SA	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	09/13/2027		(64,925)	7,747
Sercomm Corp.	Bank of America	Pay	EFFR + (0.40)%	Termination	09/02/2027		(231,537)	7,013
Sercomm Corp.	Goldman Sachs	Pay	EFFR + (1.25)%	Termination	08/23/2027		(234,892)	4,472
Sercomm Corp.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.60)%	Termination	08/09/2027		(110,735)	(6,774)
Shanxi Coking Coal Energy Group Co., Ltd.	Goldman Sachs	Pay	EFFR + (0.90)%	Termination	09/11/2026		(252,312)	(5,387)
Shanxi Coking Coal Energy Group Co., Ltd.	Morgan Stanley	Pay	EFFR + (0.62)%	Termination	09/14/2026		(66,060)	(2,548)
Shenzhen Inovance Technology Co. Ltd.	Morgan Stanley	Pay	EFFR + (0.62)%	Termination	08/30/2027		(26,661)	(8,703)
Shenzhen Inovance Technology Co., Ltd.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.30)%	Termination	11/10/2026		(349,309)	7,912
Sinotruk Hong Kong Ltd.	HSBC Bank	Pay	1 mo. HIBOR HKD + (0.35)%	Termination	12/02/2027	HKD	(1,325,325)	(414)
SLC Agricola SA	Goldman Sachs	Pay	EFFR + (10.25)%	Termination	02/09/2027		(208,123)	77,943
Sonoscape Medical Corp.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.30)%	Termination	04/09/2027		(26,082)	(844)
Sonoscape Medical Corp.	Morgan Stanley	Pay	EFFR + (0.62)%	Termination	12/02/2025		(385,534)	(71,471)
Sonoscape Medical Corp. - A	Morgan Stanley	Pay	EFFR + (0.90)%	Termination	04/12/2027		(158,861)	(6,670)
State Bank of India	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	10/29/2027		(108,175)	(6,931)
Sumber Alfaria Trijaya Tbk PT	HSBC Bank	Pay	SOFR + (0.85)%	Termination	03/15/2027		(124,918)	(97)
Sumber Alfaria Trijaya Tbk PT	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.60)%	Termination	02/22/2027		(206,434)	756
Taiwan Union Technology Corp.	Morgan Stanley	Pay	EFFR + (1.25)%	Termination	11/25/2027		(326,386)	(26,288)
Tokyo Electron Ltd.	Goldman Sachs	Pay	TONA + (0.45)%	Termination	05/11/2026	JPY	(11,655,000)	(28,133)
Tong Yang Industry Co. Ltd.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.60)%	Termination	08/09/2027		(156,867)	(36,524)
Tsingtao Brewery Co. Ltd.	Goldman Sachs	Pay	HONIA + (0.50)%	Termination	04/09/2027	HKD	(1,850,600)	7,895
Unigroup Guoxin Microelectronics Co. Ltd.	Bank of America	Pay	EFFR + (0.90)%	Termination	05/10/2027		(122,235)	(17,473)
Unigroup Guoxin Microelectronics Co. Ltd.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.30)%	Termination	11/16/2026		(43,786)	4,133
Unilever Indonesia Tbk PT	Bank of America	Pay	EFFR + (5.00)%	Termination	08/31/2026		(300,566)	168,554
Unilever Indonesia Tbk PT	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.60)%	Termination	03/15/2027		(85,746)	38,458
Unilever Indonesia Tbk PT	Morgan Stanley	Pay	EFFR + (0.75)%	Termination	05/17/2027		(28,437)	11,055
United Electronics Co.	Goldman Sachs	Pay	EFFR + (0.35)%	Termination	08/12/2027		(173,788)	(14,548)
United International Transportation Co.	Goldman Sachs	Pay	EFFR + (0.35)%	Termination	11/09/2026		(235,709)	18,849
United International Transportation Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/17/2026		(136,151)	(5,568)
United Microelectronics Corp.	Morgan Stanley	Pay	EFFR + (1.25)%	Termination	11/25/2027		(431,706)	6,816
Vanguard International Semiconductor Corp.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.60)%	Termination	11/25/2027		(231,444)	1,900
VK Co. Ltd.	Morgan Stanley	Pay	EFFR + (6.50)%	Monthly	09/23/2026		0	140,169
Wafer Works Corp.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.60)%	Termination	11/10/2026		(61,119)	26,440
Wal-Mart de Mexico SAB de CV	Morgan Stanley	Pay	EFFR + (0.50)%	Termination	12/02/2025		(237,635)	(3,160)
Wal-Mart de Mexico SAB de CV	Morgan Stanley	Pay	EFFR + (0.50)%	Termination	02/16/2027		(217,144)	124,829
Wistron NeWeb Corp.	Morgan Stanley	Pay	EFFR + (1.25)%	Termination	12/10/2025		(224,979)	13,493
Wistron NeWeb Corp.	Morgan Stanley	Pay	EFFR + (1.25)%	Termination	05/06/2027		(378,536)	95,950
Wizz Air Holdings PLC	Goldman Sachs	Pay	SONIA + (0.40)%	Termination	08/12/2027	GBP	(31,828)	25
Woolworths Holdings Ltd.	Goldman Sachs	Pay	SABOR2 + (0.75)%	Termination	08/16/2027	ZAR	(3,080,040)	(5,658)
Yadea Group Holdings Ltd.	Goldman Sachs	Pay	HONIA + (0.50)%	Termination	08/12/2027	HKD	(1,648,200)	(36,927)
Yageo Corp.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.60)%	Termination	11/25/2027		(395,592)	9,513
Yankuang Energy Group Co. Ltd.	Goldman Sachs	Pay	EFFR + (0.90)%	Termination	10/16/2026		(169,777)	(869)
Yankuang Energy Group Co. Ltd.	HSBC Bank	Pay	1 mo. HIBOR HKD + (0.35)%	Termination	04/13/2026	HKD	(1,279,850)	(32,883)
Yulon Motor Co. Ltd.	Morgan Stanley	Pay	EFFR + (1.25)%	Termination	12/10/2025		(111,658)	(8,508)
								$3,057,330
Net Unrealized Appreciation (Depreciation)								$3,722,267

There are no upfront payments or receipts associated with total return Contracts for Difference in the Fund as of November 30, 2024.

Notional Amount is in USD unless otherwise indicated.

OBFR - Overnight Bank Funding Rate was 4.58% as of November 30, 2024.
EFFR - Effective Federal Funds Rate was 4.58% as of November 30, 2024..
EONIA - European Overnight Index Average was 2.92% as of November 30, 2024.
HIBOR - Hong Kong Inter-Bank Offered Rate was 4.31% as of November 30, 2024.
HONIA - Hong Kong Overnight Index Average was 4.20% as of November 30, 2024.
SABOR - South African Benchmark Overnight Rate was 7.73% as of November 30, 2024.
SARON - Swiss Average Rate Overnight was 0.94% as of November 30, 2024.
SOFR - Secured Overnight Financing Rate was 4.59% as of November 30, 2024.
SONIA - Sterling Overnight Index Average was 4.70% as of November 30, 2024.
SORA - Singapore Overnight Rate Average was 3.08% as of November 30, 2024.
STIB - Stockholm Interbank was 2.76% as of November 30, 2024.
TELBOR - Tel Aviv Interbank Offer Rate was 4.51% as of November 30, 2024.
TONA - Tokyo Overnight Average Rate was 0.23% as of November 30, 2024. 1 mo. HIBOR HKD was 4.31% as of November 30, 2024. South Africa Rand Overnight Deposit Rate was 7.57% as of November 30, 2024.

Summary of Fair Value Disclosure as of November 30, 2024 (Unaudited)

Boston Partners Emerging Markets Dynamic Equity Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2024:

	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks	$12,385,251	$20,247,253	$–	(a)	$32,632,504
Rights	–	18,768	–		18,768
Money Market Funds	7,849,059	–	–		7,849,059
Total Investments	$20,234,310	$20,266,021	$–	(a)	$40,500,331

Other Financial Instruments:
Contracts for Difference*	6,162,676	–	454,320		6,616,996
Total Other Financial Instruments	$6,162,676	$–	$454,320		$6,616,996

Liabilities:
Investments:
Common Stocks	$(177,962)	$(527,063)	$–		$(705,025)
Total Investments	$(177,962)	$(527,063)	$–		$(705,025)

Other Financial Instruments:
Contracts for Difference*	(2,614,673)	–	(280,056)		(2,894,729)
Total Other Financial Instruments	$(2,614,673)	$–	$(280,056)		$(2,894,729)

* The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of November 30, 2024.

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no significant transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

(a) Amount is less than $0.50.